Income taxes - Valuation Allowance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income taxes
(Decrease) increase in valuation allowance	$ (29,037,000)	$ 29,677,000
Reduction of deferred tax assets	$ 20,572,000